Income taxes - Deferred income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes [Abstract]
Recognition of previously unrecognized tax loss and credit carryforwards	€ 32	€ 19	€ 4
Unrecognized tax loss and credit carryforwards	(9)	(56)	(9)
Unrecognized (Recognition of) temporary differences	35	31	(35)
Prior year tax	6	(1)	(6)
Tax rate changes	(72)	5	(19)
Origination and reversal of temporary differences, tax losses and tax credits	(69)	(56)	6
Deferred tax (expense) benefit	€ (77)	€ (58)	€ (59)